Schedule of Investments (unaudited)
December 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
AZ-COM MARUWA Holdings Inc.	1,600	$10,076
Mitsui-Soko Holdings Co. Ltd.	1,600	38,035
Nippon Express Holdings Inc.	5,600	119,854
Sankyu Inc.	800	43,238
Senko Group Holdings Co. Ltd.	3,200	39,899
SG Holdings Co. Ltd.	8,000	73,212
Yamato Holdings Co. Ltd.	5,600	78,846
		403,160
Automobile Components — 2.7%
Aisin Corp.	12,000	224,835
Bridgestone Corp.	28,800	647,979
Denso Corp.	46,400	640,882
Koito Manufacturing Co. Ltd.	4,800	70,920
NHK Spring Co. Ltd.	3,200	51,559
Nifco Inc./Japan	1,600	49,554
Niterra Co. Ltd.	4,000	176,233
Sumitomo Electric Industries Ltd.	16,800	676,658
Toyo Tire Corp.	3,200	88,810
Toyoda Gosei Co. Ltd.	1,600	40,337
Toyota Boshoku Corp.	2,400	38,615
Yokohama Rubber Co. Ltd. (The)	2,400	92,359
		2,798,741
Automobiles — 4.0%
Honda Motor Co. Ltd.	104,800	1,028,577
Isuzu Motors Ltd.	12,800	199,771
Mazda Motor Corp.	16,000	123,555
Mitsubishi Motors Corp.	19,200	45,647
Subaru Corp.	14,400	310,050
Suzuki Motor Corp.	35,200	526,432
Toyota Motor Corp.	80,820	1,735,779
Yamaha Motor Co. Ltd.	24,000	177,991
		4,147,802
Banks — 6.9%
Chiba Bank Ltd. (The)	14,400	160,708
Fukuoka Financial Group Inc.	4,000	129,382
Mebuki Financial Group Inc.	23,200	153,837
Mitsubishi UFJ Financial Group Inc.	101,600	1,612,501
Mizuho Financial Group Inc.	53,650	1,957,933
Resona Holdings Inc.	56,800	540,606
Seven Bank Ltd.	15,200	29,585
Sumitomo Mitsui Financial Group Inc.	59,200	1,903,956
Sumitomo Mitsui Trust Group Inc.	16,008	487,841
Yokohama Financial Group, Inc.	24,800	205,022
		7,181,371
Beverages — 0.8%
Asahi Group Holdings Ltd.	35,200	368,959
Kirin Holdings Co. Ltd.	20,000	299,380
Suntory Beverage & Food Ltd.	3,200	96,236
Takara Holdings Inc.	4,000	40,951
		805,526
Biotechnology — 0.0%
PeptiDream Inc.(a)	2,400	25,325
Broadline Retail — 0.6%
ASKUL Corp.	1,600	14,303
J Front Retailing Co. Ltd.	5,600	78,505
Mercari Inc.(a)	2,400	48,321
Pan Pacific International Holdings Corp.	52,000	309,759
Security	Shares	Value
Broadline Retail (continued)
Ryohin Keikaku Co. Ltd.	11,200	$197,764
		648,652
Building Products — 1.1%
Daikin Industries Ltd.	6,400	818,508
Nichias Corp.	1,600	69,138
Sanwa Holdings Corp.	4,800	124,983
Takasago Thermal Engineering Co. Ltd.	2,400	67,987
TOTO Ltd.	3,200	88,417
		1,169,033
Capital Markets — 1.6%
Daiwa Securities Group Inc.	34,400	301,474
Japan Exchange Group Inc.	26,400	281,782
Nihon M&A Center Holdings Inc.	7,200	33,060
Nomura Holdings Inc.	80,800	673,102
SBI Holdings Inc.	16,000	344,800
		1,634,218
Chemicals — 3.4%
ADEKA Corp.	1,600	39,677
Air Water Inc.	4,800	69,221
Daicel Corp.	5,600	50,136
Kansai Paint Co. Ltd.	4,000	63,188
Kuraray Co. Ltd.	6,400	64,924
Mitsubishi Chemical Group Corp.	36,000	210,731
Mitsubishi Gas Chemical Co. Inc.	3,200	58,124
Mitsui Chemicals Inc.	8,000	102,297
Nippon Paint Holdings Co. Ltd.	25,600	171,411
Nippon Sanso Holdings Corp.	4,800	143,395
Nissan Chemical Corp.	2,400	82,471
Nitto Denko Corp.	14,400	342,860
NOF Corp.	5,600	107,934
Resonac Holdings Corp.	4,800	200,138
Shin-Etsu Chemical Co. Ltd.	42,400	1,316,992
Sumitomo Bakelite Co. Ltd.	1,600	52,939
Taiyo Holdings Co. Ltd.	2,400	72,972
Tokyo Ohka Kogyo Co. Ltd.	2,400	88,958
Toray Industries Inc.	35,200	229,496
Tosoh Corp.	6,400	96,174
		3,564,038
Commercial Services & Supplies — 0.6%
Dai Nippon Printing Co. Ltd.	9,600	165,254
Japan Elevator Service Holdings Co. Ltd.	3,200	35,464
Okamura Corp.	800	11,705
Park24 Co. Ltd.	3,200	42,675
Pilot Corp.	800	24,937
Secom Co. Ltd.	8,800	312,701
		592,736
Construction & Engineering — 1.4%
COMSYS Holdings Corp.	2,400	69,861
EXEO Group Inc.	4,800	79,695
Hazama Ando Corp.	4,000	48,340
Infroneer Holdings Inc.	4,800	65,589
Kajima Corp.	10,400	387,790
Kandenko Co. Ltd.	2,400	77,084
Kraftia Corp.	800	39,345
Obayashi Corp.	15,200	318,104
SHO-BOND Holdings Co. Ltd.	3,200	27,079
Taisei Corp.	4,000	379,083
		1,491,970
Consumer Finance — 0.2%
Acom Co. Ltd.	8,800	27,802

Schedule of Investments (unaudited)(continued)
December 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Aiful Corp.	8,000	$28,563
Credit Saison Co. Ltd.	2,400	64,381
Jaccs Co. Ltd.	800	22,162
Marui Group Co. Ltd.	3,200	65,740
		208,648
Consumer Staples Distribution & Retail — 1.4%
Blue Zones Holdings Co. Ltd.	800	43,547
Cosmos Pharmaceutical Corp.(b)	800	40,510
Create SD Holdings Co. Ltd.	800	17,051
Kobe Bussan Co. Ltd.	4,000	96,283
Kusuri no Aoki Holdings Co. Ltd., Class L	1,600	47,812
Life Corp.	800	13,054
MatsukiyoCocokara & Co.	8,800	152,360
Seven & i Holdings Co. Ltd.	55,200	793,059
Sugi Holdings Co. Ltd.	3,200	75,228
Sundrug Co. Ltd.	1,600	43,984
Tsuruha Holdings Inc.(b)	7,560	138,902
		1,461,790
Diversified Telecommunication Services — 1.3%
Internet Initiative Japan Inc.	2,400	42,455
NTT Inc.	1,227,200	1,238,847
U-Next Holdings Co. Ltd.	1,600	20,428
		1,301,730
Electric Utilities — 0.9%
Chubu Electric Power Co. Inc.	17,600	271,154
Hokkaido Electric Power Co. Inc.	4,800	32,193
Kansai Electric Power Co. Inc. (The)	25,600	402,040
Kyushu Electric Power Co. Inc.	11,200	120,158
Shikoku Electric Power Co. Inc.	4,800	47,589
Tohoku Electric Power Co. Inc.	12,800	94,334
		967,468
Electrical Equipment — 2.5%
Fuji Electric Co. Ltd.	3,200	242,672
Fujikura Ltd.	6,400	709,731
Mitsubishi Electric Corp.	52,800	1,539,481
SWCC Corp.	800	52,759
		2,544,643
Electronic Equipment, Instruments & Components — 4.2%
Amano Corp.	800	21,568
Azbil Corp.	11,200	101,855
Canon Marketing Japan Inc.	800	35,200
Citizen Watch Co. Ltd.	4,000	32,544
Daiwabo Holdings Co. Ltd.	2,400	47,298
Dexerials Corp.	4,000	67,357
Hamamatsu Photonics KK	8,000	85,094
Hirose Electric Co. Ltd.	800	88,532
Horiba Ltd.	800	81,659
Ibiden Co. Ltd.	6,400	276,428
Jeol Ltd.	800	25,712
Kaga Electronics Co. Ltd.	800	19,812
Keyence Corp.	3,644	1,318,125
Macnica Holdings Inc.	3,200	49,053
Maruwa Co. Ltd./Aichi	200	54,353
Murata Manufacturing Co. Ltd.	45,600	942,458
Omron Corp.	4,000	101,199
Shimadzu Corp.	6,400	170,378
TDK Corp.	41,600	588,546
Tokyo Electron Device Ltd.	800	17,377
Yokogawa Electric Corp.	5,600	179,595
		4,304,143
Security	Shares	Value
Energy Equipment & Services — 0.1%
Modec Inc.	1,600	$121,463
Entertainment — 2.1%
Anycolor Inc.	800	24,679
Capcom Co. Ltd.	9,600	222,998
GungHo Online Entertainment Inc.	890	14,295
Koei Tecmo Holdings Co. Ltd.	3,280	39,830
Konami Group Corp.	2,100	285,195
Nexon Co. Ltd.	12,000	293,118
Nintendo Co. Ltd.	14,400	972,209
Square Enix Holdings Co. Ltd.	7,200	131,438
Toei Animation Co. Ltd.	1,600	27,714
Toho Co. Ltd./Tokyo	2,400	122,268
		2,133,744
Financial Services — 1.3%
Financial Products Group Co. Ltd.	1,600	19,576
Fuyo General Lease Co. Ltd.	1,600	43,878
GMO Payment Gateway Inc.	800	49,616
Mitsubishi HC Capital Inc.	23,200	194,074
Mizuho Leasing Co. Ltd.	3,200	28,860
ORIX Corp.	29,600	865,719
Sony Financial Group Inc.(a)	55,200	58,498
Tokyo Century Corp.	4,000	51,862
Zenkoku Hosho Co. Ltd.	3,200	63,790
		1,375,873
Food Products — 1.4%
Ajinomoto Co. Inc.	23,800	503,132
Calbee Inc.	2,400	45,777
Kagome Co. Ltd.	2,400	41,294
Kikkoman Corp.	16,000	145,290
Kotobuki Spirits Co. Ltd.	2,400	28,109
MEIJI Holdings Co. Ltd.	6,400	142,242
Morinaga & Co. Ltd./Japan	1,600	27,113
Morinaga Milk Industry Co. Ltd.	1,600	38,039
Nichirei Corp.	4,000	47,554
Nissin Foods Holdings Co. Ltd.	5,600	104,094
Nissui Corp.	7,200	52,513
Toyo Suisan Kaisha Ltd.	2,400	164,644
Yakult Honsha Co. Ltd.	6,400	100,029
		1,439,830
Gas Utilities — 0.7%
Nippon Gas Co. Ltd.	2,400	45,515
Osaka Gas Co. Ltd.	8,000	277,975
Tokyo Gas Co. Ltd.	8,800	348,871
		672,361
Ground Transportation — 1.5%
Central Japan Railway Co.	20,000	554,000
Keikyu Corp.	6,400	62,656
Keio Corp.	2,400	62,077
Keisei Electric Railway Co. Ltd.	8,800	72,240
Kintetsu Group Holdings Co. Ltd., Class L	4,800	94,036
Kyushu Railway Co.	4,000	104,035
Odakyu Electric Railway Co. Ltd.	7,200	78,446
Seibu Holdings Inc.	5,600	153,869
Tokyu Corp.	12,800	149,587
West Japan Railway Co.	11,200	223,162
		1,554,108
Health Care Equipment & Supplies — 2.4%
Asahi Intecc Co. Ltd.	5,600	104,975
Hoya Corp.	9,600	1,456,028
Nakanishi Inc.	1,600	20,259

Schedule of Investments (unaudited)(continued)
December 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Nihon Kohden Corp.	3,200	$34,436
Olympus Corp.	26,400	334,732
Sysmex Corp.	12,000	117,842
Terumo Corp.	32,000	465,126
		2,533,398
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	5,600	99,135
Ship Healthcare Holdings Inc.	1,600	26,809
		125,944
Health Care Technology — 0.1%
M3 Inc.	9,600	129,147
Hotels, Restaurants & Leisure — 1.0%
Food & Life Companies Ltd.	3,200	161,427
McDonald's Holdings Co. Japan Ltd.(b)	3,200	130,391
Oriental Land Co. Ltd./Japan	28,800	532,799
Resorttrust Inc.	4,000	50,047
Round One Corp.	4,800	34,273
Zensho Holdings Co. Ltd.	2,400	137,528
		1,046,465
Household Durables — 2.8%
Haseko Corp.	4,000	79,472
Iida Group Holdings Co. Ltd.	4,000	64,288
JVCKenwood Corp.	4,000	30,802
Open House Group Co. Ltd.	1,600	93,919
Panasonic Holdings Corp.	56,800	736,357
Rinnai Corp.	2,400	60,724
Sangetsu Corp.	1,600	31,799
Sekisui House Ltd.	14,400	321,310
Sony Group Corp.	52,800	1,354,371
Sumitomo Forestry Co. Ltd.	12,800	130,293
Tama Home Co. Ltd.	800	18,288
		2,921,623
Household Products — 0.2%
Lion Corp.	5,600	58,953
Unicharm Corp.	30,400	173,698
		232,651
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd., Class C	4,000	80,888
Industrial Conglomerates — 1.8%
Hikari Tsushin Inc.	500	140,100
Hitachi Ltd.	48,000	1,505,355
Mitsui Matsushima Holdings Co. Ltd., Calss C	800	7,203
Sekisui Chemical Co. Ltd.	9,600	161,446
		1,814,104
Insurance — 3.5%
Dai-ichi Life Holdings Inc.	92,800	771,220
MS&AD Insurance Group Holdings Inc.	29,600	694,919
Sompo Holdings Inc.	23,200	787,459
Tokio Marine Holdings Inc.	36,000	1,330,780
		3,584,378
Interactive Media & Services — 0.2%
Kakaku.com Inc.	3,200	47,174
LY Corp.	74,400	197,974
		245,148
IT Services — 3.3%
BIPROGY Inc.	1,600	55,269
Dentsu Soken Inc.	2,400	41,951
Fujitsu Ltd.	44,000	1,209,248
Future Corp.	1,600	20,240
Security	Shares	Value
IT Services (continued)
GMO internet group Inc.	1,600	$39,994
NEC Corp.	32,000	1,082,736
Nomura Research Institute Ltd.	8,864	337,316
NS Solutions Corp.	1,600	45,117
NSD Co. Ltd.	1,600	35,384
Obic Co. Ltd.	8,800	276,220
Otsuka Corp.	5,600	115,391
SHIFT Inc.(a)	4,800	29,997
TIS Inc.	4,800	161,259
		3,450,122
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	12,800	340,686
Noritsu Koki Co. Ltd.	1,600	18,994
Sankyo Co. Ltd.	5,600	90,893
Sega Sammy Holdings Inc.	4,000	62,447
Shimano Inc.	2,400	250,970
Tomy Co. Ltd.	2,400	42,280
Tsuburaya Fields Holdings Inc.	800	9,448
Yamaha Corp.	8,000	55,794
Yonex Co. Ltd.	1,600	33,890
		905,402
Machinery — 6.7%
Amada Co. Ltd.	5,600	66,252
Daifuku Co. Ltd.	8,000	251,805
DMG Mori Co. Ltd.	3,200	53,925
Ebara Corp.	9,600	226,270
FANUC Corp.	23,200	902,845
Hitachi Construction Machinery Co. Ltd.	1,600	47,296
Hoshizaki Corp.	3,200	106,589
IHI Corp.	24,800	435,998
Kanadevia Corp.	2,400	14,542
Kawasaki Heavy Industries Ltd.	3,200	212,213
Komatsu Ltd.	24,000	761,579
Kubota Corp.	24,800	351,433
Makita Corp.	6,400	193,977
Minebea Mitsumi Inc.	8,000	160,973
MISUMI Group Inc.	8,000	124,842
Mitsubishi Heavy Industries Ltd.	60,000	1,464,746
Mitsubishi Logisnext Co. Ltd.	800	7,851
Mitsui E&S Co. Ltd.	2,400	85,679
Miura Co. Ltd.	2,400	46,613
Namura Shipbuilding Co. Ltd.	1,600	36,115
NGK Insulators Ltd.	5,600	120,172
Nomura Micro Science Co. Ltd.	800	15,263
Organo Corp.	800	66,234
SMC Corp.	1,500	519,001
Takeuchi Manufacturing Co. Ltd.	800	34,446
Toyota Industries Corp.	4,000	453,466
Tsugami Corp.	800	14,701
Yaskawa Electric Corp.	5,600	170,248
		6,945,074
Marine Transportation — 0.7%
Iino Kaiun Kaisha Ltd.	1,600	14,500
Kawasaki Kisen Kaisha Ltd.	10,400	144,770
Mitsui OSK Lines Ltd.	8,800	264,567
Nippon Yusen KK	9,600	310,959
		734,796
Metals & Mining — 1.5%
ARE Holdings Inc.	2,400	48,906
Daido Steel Co. Ltd.	3,200	32,718
Dowa Holdings Co. Ltd.	1,600	75,969

Schedule of Investments (unaudited)(continued)
December 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
JFE Holdings Inc.	15,200	$193,783
Kobe Steel Ltd.	10,400	137,423
Mitsui Kinzoku Co. Ltd.	1,600	180,458
Nippon Steel Corp.	136,000	556,519
Sumitomo Metal Mining Co. Ltd.	6,400	256,279
Tokyo Steel Manufacturing Co. Ltd.	1,600	15,086
Yamato Kogyo Co. Ltd.	800	54,610
		1,551,751
Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	2,400	64,014
ENEOS Holdings Inc.	69,600	492,427
Idemitsu Kosan Co. Ltd.	20,800	157,482
Inpex Corp.	22,400	448,012
Itochu Enex Co. Ltd.	1,600	19,379
Iwatani Corp.	4,800	50,451
Japan Petroleum Exploration Co. Ltd.	4,000	40,209
		1,271,974
Paper & Forest Products — 0.1%
Oji Holdings Corp.	19,200	105,413
Passenger Airlines — 0.5%
ANA Holdings Inc.	13,600	258,287
Japan Airlines Co. Ltd.	11,200	207,712
		465,999
Personal Care Products — 0.6%
Kao Corp.	12,000	478,939
Kobayashi Pharmaceutical Co. Ltd.	1,600	55,475
Rohto Pharmaceutical Co. Ltd.	4,800	80,464
		614,878
Pharmaceuticals — 3.5%
Astellas Pharma Inc.	41,640	554,208
Chugai Pharmaceutical Co. Ltd.	15,200	797,416
Daiichi Sankyo Co. Ltd.	44,009	934,511
Eisai Co. Ltd.	6,400	190,021
Kyowa Kirin Co. Ltd.	5,600	90,130
Nippon Shinyaku Co. Ltd.	1,600	57,655
Ono Pharmaceutical Co. Ltd.	9,600	133,002
Otsuka Holdings Co. Ltd.	10,400	588,216
Shionogi & Co. Ltd.	17,600	318,557
		3,663,716
Professional Services — 1.7%
BayCurrent Inc.	4,000	165,855
Dip Corp.	800	11,290
JAC Recruitment Co. Ltd.	1,600	10,873
MEITEC Group Holdings Inc.	1,600	36,222
Open Up Group Inc.	800	9,418
Pasona Group Inc.	800	10,319
Persol Holdings Co. Ltd.	45,600	84,634
Recruit Holdings Co. Ltd.	24,000	1,348,597
Visional Inc.(a)	800	51,133
		1,728,341
Real Estate Management & Development — 2.8%
Daito Trust Construction Co. Ltd.	8,000	152,336
Daiwa House Industry Co. Ltd.	12,800	425,201
Hulic Co. Ltd.	13,600	148,800
Katitas Co. Ltd.	1,600	32,537
Leopalace21 Corp.	4,000	16,804
Mitsubishi Estate Co. Ltd.	28,800	699,699
Mitsui Fudosan Co. Ltd.	69,600	790,953
Nomura Real Estate Holdings Inc.	15,200	93,835
Relo Group Inc.	2,400	26,262
Security	Shares	Value
Real Estate Management & Development (continued)
Starts Corp. Inc.	800	$24,474
Sumitomo Realty & Development Co. Ltd.	12,800	321,356
Tokyo Tatemono Co. Ltd.	4,000	90,679
Tokyu Fudosan Holdings Corp.	12,800	116,928
		2,939,864
Semiconductors & Semiconductor Equipment — 5.5%
Advantest Corp.	15,200	1,922,007
Disco Corp.	2,400	731,189
Lasertec Corp.	1,900	362,031
Mitsui High-Tec Inc.	2,400	11,636
Renesas Electronics Corp.	45,600	624,576
Rorze Corp.	2,400	34,403
Sanken Electric Co. Ltd.(a)	800	29,479
SCREEN Holdings Co. Ltd.	1,600	155,847
Shibaura Mechatronics Corp.	300	36,252
SUMCO Corp.	9,600	87,825
Tokyo Electron Ltd.	7,400	1,648,182
Tokyo Seimitsu Co. Ltd.	800	56,716
Ulvac Inc.	800	36,235
		5,736,378
Software — 0.2%
Justsystems Corp.	800	25,863
Oracle Corp./Japan	800	67,239
Rakus Co. Ltd.	4,800	31,864
Systena Corp.	7,200	23,670
Trend Micro Inc./Japan(a)	2,400	99,677
		248,313
Specialty Retail — 1.9%
ABC-Mart Inc.	2,400	40,670
and ST HD Co., Ltd.	800	14,696
Fast Retailing Co. Ltd.	3,500	1,269,059
IDOM Inc.	1,600	13,105
Nextage Co. Ltd.	800	14,134
Nitori Holdings Co. Ltd.	7,900	137,888
Nojima Corp.	4,800	36,462
PAL GROUP Holdings Co. Ltd.	1,600	20,733
Sanrio Co. Ltd.	4,800	150,193
Shimamura Co. Ltd.	1,600	104,252
USS Co. Ltd.	9,600	105,049
Workman Co. Ltd.	800	33,534
ZOZO Inc.	8,000	65,975
		2,005,750
Technology Hardware, Storage & Peripherals — 1.4%
Brother Industries Ltd.	6,400	127,857
Canon Inc.	21,600	639,114
FUJIFILM Holdings Corp.	28,800	611,090
MCJ Co. Ltd.	2,400	24,705
Seiko Epson Corp.	6,400	81,115
		1,483,881
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	17,600	422,514
Goldwin Inc.	2,400	38,426
		460,940
Tobacco — 1.0%
Japan Tobacco Inc.	28,800	1,035,138
Trading Companies & Distributors — 8.2%
Hanwa Co. Ltd.	800	36,654
Inabata & Co. Ltd.	1,600	38,277
ITOCHU Corp.	132,000	1,668,059
Kanematsu Corp.	4,800	55,230

Schedule of Investments (unaudited)(continued)
December 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Marubeni Corp.	39,200	$1,091,719
Mitsubishi Corp.	75,200	1,720,026
Mitsui & Co. Ltd.	68,000	2,019,418
MonotaRO Co. Ltd.	7,200	114,647
Sojitz Corp.	4,820	149,901
Sumitomo Corp.	30,400	1,052,219
Toyota Tsusho Corp.	15,200	512,532
		8,458,682
Wireless Telecommunication Services — 4.2%
KDDI Corp.	66,400	1,149,231
SoftBank Corp.	768,000	1,054,432
SoftBank Group Corp.	75,200	2,109,609
		4,313,272
Total Long-Term Investments — 99.7% (Cost: $92,057,538)		103,381,803
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	213,224	213,331
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	40,000	$40,000
Total Short-Term Securities — 0.2% (Cost: $253,330)		253,331
Total Investments — 99.9% (Cost: $92,310,868)		103,635,134
Other Assets Less Liabilities — 0.1%		73,887
Net Assets — 100.0%		$103,709,021

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$226,618	$—	$(13,240)(a)	$(63)	$16	$213,331	213,224	$842 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	0 (a)	—	—	—	40,000	40,000	949	—
				$(63)	$16	$253,331		$1,791	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	11	03/12/26	$240	$758
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
December 31, 2025
iShares® JPX-Nikkei 400 ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,133,058	$102,248,745	$—	$103,381,803
Short-Term Securities
Money Market Funds	253,331	—	—	253,331
	$1,386,389	$102,248,745	$—	$103,635,134
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$758	$—	$758

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.